CAPITAL RISK MANAGEMENT (Details) $ in Millions	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)
Capital Risk Management [Abstract]
Total long-term debt (Note 19)	$ 3,046.2	$ 2,351.5
Less: cash and cash equivalents	(346.1)	(926.1)	$ (946.5)
Net debt	2,700.1	1,425.4
Equity	4,086.6	3,212.8	$ 2,578.3
Total net debt plus equity	$ 6,786.7	$ 4,638.2
Net debt:equity (in percent)	0.67	0.45